PERSONNEL SALARIES AND EXPENSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel Salaries And Expenses
Personnel compensation	$ 259,354	$ 250,962	$ 249,703
Bonuses or gratifications	72,728	75,181	77,649
Stock-based benefits	(337)	2,752	331
Seniority compensation	21,869	26,120	26,263
Pension plans	1,069	2,039	(150)
Training expenses	3,782	2,867	2,835
Day care and kindergarten	2,778	2,505	3,072
Health funds		4,748	4,777
Welfare funds	6,040	896	806
Other personnel expenses	30,281	28,897	29,847
Total	$ 397,564	$ 396,967	$ 395,133